Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint operations [line items]
Schedule of investments in joint ventures

		Class	Proportion of ownership interest
	Place of establishment	of share	and voting power held
Name of company	and operation	held	by the Group
			12/31/17	12/31/16	12/31/15
Shanghai Xinxin Investment Centre (Limited Partnership) (“Shanghai Xinxin”)	Shanghai, PRC	Ordinary	49.0%	49.0%	49.0%
Shanghai Chengxin Investment Center (Limited Partnership) (“Shanghai Chengxin”)	Shanghai, PRC	Ordinary	31.5%	42.0%	42.0%

Shanghai Xinxin Investment Centre (Limited Partnership) ("Shanghai Xinxin")
Disclosure of joint operations [line items]
Schedule of summarized financial information and reconciliation to the carrying amount of the interest in the joint ventures

Shanghai Xinxin

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	1,453	10,679	4,917
Non-current assets	53,782	13,283	28,631
Current liabilities	(6)	(7)	(3,287)
Non-current liabilities	—	—	—
Net assets	55,229	23,955	30,261

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Total revenue		—	—
(Loss) profit for the year	(390)	4,540	(609)
Other comprehensive income for the year	30,441	—	—
Total comprehensive income (loss) for the year	30,051	4,540	(609)
Dividends received from the joint venture during the year	—	2,027	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Net assets of the joint venture	55,229	23,955	30,261
Proportion of the Group’s ownership interest in Shanghai Xinxin	49.0%	49.0%	49.0%
Carrying amount of the Group’s interest in Shanghai Xinxin	27,062	11,740	14,829